Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
4. Commitments and Contingencies

The Company may from time to time subject to various legal proceedings and claims arising in the ordinary course of business, including, but not limited to, ongoing examinations by the Internal Revenue Service (IRS). Consistent with SEC rules and requirements, we describe below material pending legal proceedings (other than ordinary routine litigation incidental to our business), material proceedings known to be contemplated by governmental authorities, other proceedings arising under federal, state, or local environmental laws and regulations (including governmental proceedings involving potential fines, penalties, or other monetary sanctions in excess of $10,000) and such other pending matters that we may determine to be appropriate.

On June 23, 2011, we filed a complaint in the Superior Court of The State of California, County of Santa Clara against Evan Bines and Alpine Capital Partners, Inc., for (a) breach of oral contract and (b) negligent misrepresentation from the breach of a contract to provide at least $2 million in financing for the Company conditional upon the Company completing a reverse merger with a public entity. We are asking the court in a jury trial for judgment against Evan Bines and Alpine Capital Partners, Inc. for (1) compensatory damages in an amount proven at trial, (2) the return of all unearned shares in the merged entity (now known as The PAWS Pet Company, Inc.) as compensation for the merger transaction, (3)consequential damages in an amount proven at trial, (4) interest commencing from the date of breach, (5) punitive and exemplary damage, (6) recoverable attorneys’ fees and (7) any other relief.

Except as noted above, the Company's management has not been made aware of or party to legal proceedings, IRS examinations or asserted claims the outcome of which, individually or collectively, will have a material adverse effect on the Company's financial condition, results of operations, or cash flow. The Company offers flight insurance to its customers at different levels of coverage. The Company is self-insured and has not accrued a reserve against potential loss.

11.   Commitments and Contingencies

Operating lease commitments

Rent expense charged to operations were $254,897 and $105,330 for the years ended December 31, 2010 and 2009, respectively. The Company had one lease agreement with a term in excess of one year at December 31, 2010. Future minimum lease payments under non-cancelable operating leases with initial or remaining terms in excess of one year at December 31, 2010, were:

Year End December 31,	Operating Leases
2011	$60,000
2012	60,000
2013	55,000
2014	-
2015	-
Thereafter	-
Total minimum lease payments	$175,000

Employment Agreements

The Company had no employment agreements at December 31, 2010.